CASH AND DUE FROM BANKS	12 Months Ended
Dec. 31, 2011
CASH AND DUE FROM BANKS

NOTE 2 - CASH AND DUE FROM BANKS

The Company is required by regulation to maintain an average cash reserve balance based on a percentage of deposits. The average amounts of the cash reserve balances at December 31, 2011 and 2010 were $673,000 and $623,000, respectively. These requirements were satisfied by vault cash.